Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 128,594	$ 107,900
Time Deposits, Fiscal Year Maturity [Abstract]
2018	106,089
2019	8,432
2020	3,556
2021	2,864
2022	2,138
Thereafter	5,515
Total	128,594	107,900
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	371	548
Geographic Distribution, Domestic [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	52,699	46,700
Time Deposits, $250,000 or more	46,900	42,000
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	17,664
After three months through six months	14,413
After six months through twelve months	17,390
After twelve months	3,232
Geographic Distribution, Foreign [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	13,400	11,600
Time Deposits, $250,000 or more	$ 13,400	$ 11,600